MERRILL LYNCH
                                                              INTERMEDIATE
                                                              GOVERNMENT
                                                              BOND FUND

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Annual Report
                                                              October 31, 2000

Merrill Lynch Intermediate Government Bond Fund

DEAR SHAREHOLDER

Fiscal Year in Review

Interest rates fluctuated broadly during the fiscal year ended October 31, 2000, but demonstrated a general downward trend. The Treasury's ten-year note began the fiscal year at around 6%, then steadily climbed to 6.8% in late January 2000, its high for the fiscal period. Except for a four-week period in late April and early May, interest rates trended lower for the rest of the fiscal year, closing the period near a low point of 5.6% in late October. The Federal Reserve Board found it necessary to tighten monetary policy four times during this period, raising its targeted Federal Funds rate by 125 basis points (1.25%) to 6.5%. This was in light of the strong economic growth and the low unemployment rate in the United States, coupled with stock market speculation and irrational valuations in certain sectors, as well as the rising cost of oil.

Two main themes during the year were the shape of the yield curve and the potential for a change in legislation concerning government-sponsored enterprises. As the Federal government's budget surplus grew, there was speculation that the Treasury's 30-year bond would no longer be issued. This created a perceived scarcity value of all long-term Treasury debt, which rallied interest rates in the long end of the yield curve. The yield curve became inverted, with the yields on short-term debt higher than the yields on longer-term debt. This made it difficult to price the debt of non-Treasury issuers (such as Government agency issues and corporate bonds) in the longer maturities, which caused the yield premium (or spread) between Treasury debt and non-Treasury debt to widen. This hurt the performance of the Fund's investments in Government agency debt and mortgage-backed securities. Government agency debt also suffered from Congress' investigation into how much actual and implied support it was willing to give to the agencies, as the agencies have entered into different lines of business.

These extreme trends have begun to reverse themselves, restoring some semblance of order in the markets in which the Fund participates. The yield spread on Government agency debt and mortgage-backed securities has begun to narrow, providing investors of this debt with the opportunity to gather returns greater than that provided by Treasury debt.

The Fund stayed close to its stated maximum weighted average life of 8 years throughout the fiscal year and benefited from the general trend in lower interest rates that occurred. The Fund's duration rarely strayed far relative to its unmanaged benchmark, the Salomon Smith Barney Government Mortgage Index. We maintained a balanced approach for the Fund by investing among the three major sectors: Treasury securities, agency issues and mortgage-backed securities. Throughout the fiscal year, Treasury securities were underweighted in favor of mortgages. The yield curve distribution of investments was close to the Index. This style of management benefited the Fund's returns relative to the Fund's Lipper peer group average. For the 12 months ended October 31, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +6.77%, +6.23%, +6.38% and +6.67%, respectively, as compared to the Lipper Intermediate US Government Average of +6.29%. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3-5 of this report to shareholders.)

In Conclusion

On December 18, 2000, Merrill Lynch Intermediate Government Bond Fund will be acquired by Merrill Lynch Short-Term U.S. Government Fund, Inc. in

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

exchange for newly issued shares of Merrill Lynch Short-Term U.S. Government Fund, Inc. Both Funds have a similar investment objective and are managed by Merrill Lynch Investment Managers, L.P. (MLIM). The plan of reorganization was approved at a meeting of shareholders on November 21, 2000.

We thank you for your continued investment in Merrill Lynch Intermediate Government Bond Fund.

Sincerely,


/s/ Robert W. Crook
Robert W. Crook
President and Trustee


/s/ Christopher G. Ayoub
Christopher G. Ayoub
Senior Vice President and Portfolio Manager

December 5, 2000

We are pleased to announce that Christopher G. Ayoub is responsible for the day-to-day management of Merrill Lynch Intermediate Government Bond Fund. Mr. Ayoub has been employed by Merrill Lynch Investment Managers, L.P. since 1982 in the fixed-income portfolio management group. He has been Portfolio Manager since 1984.

OFFICERS AND TRUSTEES

Robert W. Crook, President and Trustee
A. Bruce Brackenridge, Trustee
Charles C. Cabot Jr., Trustee
James T. Flynn, Trustee
Terry K. Glenn, Trustee
Todd Goodwin, Trustee
George W. Holbrook Jr., Trustee
W. Carl Kester, Trustee
Christopher G. Ayoub, Senior Vice President
Michael J. Brady, Senior Vice President
William M. Breen, Senior Vice President
James J. Fatseas, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
William Wasel, Senior Vice President
Ann Catlin, Vice President
Diana Frankland, Vice President
Mark E. Maguire, Vice President
Dianne F. McDonough, Vice President
Patricia A. Schena, Vice President
Barry F. X. Smith, Vice President
Karen D. Young, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip Gillespie, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing to 0% after the first year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee). The Fund's shareholders as of February 18, 1997 became holders of Class D Shares.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. If applicable, the Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results*

                                                                                        Ten Years/
                                                          6 Month         12 Month    Since Inception   Standardized
As of October 31, 2000                                 Total Return     Total Return   Total Return     30-Day Yield
====================================================================================================================
ML Intermediate Government Bond Fund Class A Shares        +5.58%          +6.77%         +21.48%           5.80%
--------------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class B Shares        +5.31           +6.23          +19.38            5.34
--------------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class C Shares        +5.33           +6.38          +19.98            5.59
--------------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class D Shares        +5.53           +6.67          +84.63++          5.71
====================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are from 2/18/97 for Class A, Class B & Class C Shares and ten years for Class D Shares.
++ Performance for Class D Shares for the period prior to 2/18/97 was when the Fund operated under a different investment objective.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A, Class B and Class C Shares compared to growth of an investment in the Salomon Smith Barney Government/Mortgage Index. Beginning and ending values are:

                                      2/18/97**                10/00
ML Intermediate Government
Bond Fund+ -- Class A Shares*         $ 9,900                 $12,026
ML Intermediate Government
Bond Fund+ -- Class B Shares*         $10,000                 $11,938
ML Intermediate Government
Bond Fund+ -- Class C Shares*         $10,000                 $11,998
Salomon Smith Barney Government/
Mortgage Index++                      $10,000                 $12,776

A line graph depicting the growth of an investment in the Fund's Class D Shares compared to growth of an investment in the Salomon Smith Barney
Government/Mortgage Index. Beginning and ending values are:

                                       10/90                   10/00
ML Intermediate Government
Bond Fund+ -- Class D Shares*         $ 9,900                 $18,280
Salomon Smith Barney Government/
Mortgage Index++                      $10,000                 $21,477

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Intermediate Government Bond Fund invests in intermediate-term debt securities issued or guaranteed by the US Government, its agencies or instrumentalities. Under normal market conditions, the Fund will maintain a dollar-weighted average maturity of six to eight years.
++ This unmanaged Index is comprised of 30-year and 15-year GNMA, FNMA and FHLMC securities, and FNMA and FHLMC balloon mortgages. The starting date for the Index in the Class A, Class B & Class C Shares' graph is from 2/28/97.

      Past performance is not predictive of future performance.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                   % Return Without             % Return With
                                     Sales Charge                Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 9/30/00                  +6.20%                      +5.14%
--------------------------------------------------------------------------------
Inception (2/18/97)
through 9/30/00                         +5.32                       +5.03
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

                                       % Return                   % Return
                                     Without CDSC                With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 9/30/00                  +5.65%                      +4.65%
--------------------------------------------------------------------------------
Inception (2/18/97)
through 9/30/00                         +4.83                       +4.83
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                       % Return                   % Return
                                     Without CDSC                With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 9/30/00                  +5.80%                      +4.80%
--------------------------------------------------------------------------------
Inception (2/18/97)
through 9/30/00                         +4.97                       +4.97
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                   % Return Without             % Return With
                                     Sales Charge                Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 9/30/00                  +6.09%                     +5.03%
--------------------------------------------------------------------------------
Five Years Ended 9/30/00++              +5.23                      +5.02
--------------------------------------------------------------------------------
Ten Years Ended 9/30/00++               +6.38                      +6.27
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.
++ Performance for Class D Shares for the period prior to 2/18/97 was when the Fund operated under a different investment objective.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

SCHEDULE OF INVESTMENTS

                                                                         Face           Interest          Maturity
Issue                                                                   Amount            Rate             Date(s)           Value
====================================================================================================================================
US Government & Agency Obligations -- 97.8%
====================================================================================================================================
US Treasury Notes & Bonds                                            $ 1,000,000          6.00 %          8/15/2009      $ 1,010,000
                                                                       2,000,000          6.125           8/15/2007        2,028,120
                                                                         500,000          6.125           8/15/2029          517,810
                                                                         250,000          6.25            5/15/2030          266,250
                                                                       1,000,000          6.50            2/15/2010        1,046,720
                                                                       2,500,000          6.75            5/15/2005        2,591,800
                                                                       2,000,000          7.00            7/15/2006        2,107,500
                                                                       1,000,000          7.625           2/15/2025        1,207,970
                                                                       1,900,000          8.50            2/15/2020        2,434,375
                                                                       1,000,000         10.00            5/15/2010        1,153,750
                                                                       2,000,000         11.25            2/15/2015        2,998,740
                                                                       2,000,000         11.875          11/15/2003        2,321,560
                                                                       2,100,000         13.375           8/15/2001        2,208,612
====================================================================================================================================
Fannie Mae                                                             2,000,000          6.50            4/29/2009        1,904,380
                                                                       2,000,000          7.00            7/15/2005        2,037,820
                                                                       2,000,000          7.125           3/15/2007        2,055,620
                                                                       2,000,000          7.15            8/27/2012        1,929,380
                                                                       3,000,000          7.25            1/15/2010        3,109,680
====================================================================================================================================
Fannie Mae Mortgage-Backed Securities*                                   984,861          6.50           10/25/2003          982,599
                                                                       5,569,699          6.50       2/01/2029-9/01/2029   5,356,422
                                                                      10,905,393          7.00       5/01/2029-4/01/2030  10,694,094
                                                                       4,250,888          7.50      11/01/2026-3/01/2029   4,257,398
====================================================================================================================================
Federal Home Loan Banks                                                1,000,000          6.75            2/01/2002        1,003,120
====================================================================================================================================
Freddie Mac                                                            3,200,000          7.375           5/15/2003        3,268,512
====================================================================================================================================
Freddie Mac Participation Certificates -- Gold Program*                6,461,235          6.50       4/01/2029-9/01/2030   6,217,211
====================================================================================================================================
Freddie Mac Participation Certificates                                 1,413,586          6.25            2/15/2027        1,368,082
Mortgage-Backed Securities*                                            2,000,000          7.00           11/15/2006        2,001,380
                                                                       5,708,370          7.00      1/15/2024-10/15/2027   5,656,179
                                                                         870,049          7.219          11/20/2023          875,730
====================================================================================================================================
Total US Government & Agency Obligations (Cost -- $74,809,966)                                                            74,610,814
====================================================================================================================================

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

SCHEDULE OF INVESTMENTS (concluded)

Face Amount                                                Short-Term Securities                                              Value
====================================================================================================================================
Repurchase Agreements** -- 1.1%
====================================================================================================================================
$877,000                       Warburg Dillon Read LLC, purchased on 10/31/2000 to yield 6.55% to 11/01/2000             $   877,000
====================================================================================================================================
Total Short-Term Securities (Cost -- $877,000)                                                                               877,000
====================================================================================================================================
Total Investments (Cost -- $75,686,966) -- 98.9%                                                                          75,487,814
Other Assets Less Liabilities -- 1.1%                                                                                        837,645
                                                                                                                         -----------
Net Assets -- 100.0%                                                                                                     $76,325,459
                                                                                                                         ===========
====================================================================================================================================

* Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instrument. As a result, the average life may be substantially less than the original maturity.
** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.

      See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of October 31, 2000

Assets:           Investments, at value (identified cost -- $75,686,966) ...........................                   $ 75,487,814
                  Cash .............................................................................                            994
                  Receivables:
                     Interest ......................................................................     $982,047
                     Beneficial interest sold ......................................................      260,071
                     Loaned securities .............................................................        2,038
                     Principal paydowns ............................................................        1,679         1,245,835
                                                                                                         --------
                  Prepaid registration fees and other assets .......................................                         58,696
                                                                                                                       ------------
                  Total assets .....................................................................                     76,793,339
                                                                                                                       ------------
====================================================================================================================================
Liabilities:      Payables:
                     Beneficial interest redeemed ..................................................      157,042
                     Dividends to shareholders .....................................................      150,855
                     Investment adviser ............................................................       26,620
                     Distributor ...................................................................       12,263           346,780
                                                                                                         --------
                  Accrued expenses .................................................................                        121,100
                                                                                                                       ------------
                  Total liabilities ................................................................                        467,880
                                                                                                                       ------------
====================================================================================================================================
Net Assets:       Net assets .......................................................................                   $ 76,325,459
                                                                                                                       ============
====================================================================================================================================
Net Assets        Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:       number of shares authorized ......................................................                   $    272,634
                  Class B Shares of beneficial interest, $.10 par value, unlimited
                  number of shares authorized ......................................................                        258,875
                  Class C Shares of beneficial interest, $.10 par value, unlimited
                  number of shares authorized ......................................................                         21,948
                  Class D Shares of beneficial interest, $.10 par value, unlimited
                  number of shares authorized ......................................................                        256,941
                  Paid-in capital in excess of par .................................................                     88,576,774
                  Accumulated realized capital losses on investments -- net ........................                    (12,862,561)
                  Unrealized depreciation on investments -- net ....................................                       (199,152)
                                                                                                                       ------------
                  Net assets .......................................................................                   $ 76,325,459
                                                                                                                       ============
====================================================================================================================================
Net Asset Value:  Class A -- Based on net assets of $25,679,267 and 2,726,340 shares of
                  beneficial interest outstanding ..................................................                   $       9.42
                                                                                                                       ============
                  Class B -- Based on net assets of $24,382,008 and 2,588,749 shares of
                  beneficial interest outstanding ..................................................                   $       9.42
                                                                                                                       ============
                  Class C -- Based on net assets of $2,065,771 and 219,480 shares of
                  beneficial interest outstanding ..................................................                   $       9.41
                                                                                                                       ============
                  Class D -- Based on net assets of $24,198,413 and 2,569,408 shares of
                  beneficial interest outstanding ..................................................                   $       9.42
                                                                                                                       ============
====================================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

Statement of Operations for the Year Ended October 31, 2000

Investment Income:   Interest and discount earned ...................................................                  $  5,686,977
                     Other ..........................................................................                        16,307
                                                                                                                       ------------
                     Total income ...................................................................                     5,703,284
                                                                                                                       ------------
====================================================================================================================================
Expenses:            Investment advisory fees .......................................................   $319,536
                     Account maintenance and distribution fees -- Class B ...........................    136,679
                     Professional fees ..............................................................     80,310
                     Printing and shareholder reports ...............................................     66,754
                     Accounting services ............................................................     65,949
                     Registration fees ..............................................................     57,018
                     Trustees' fees and expenses ....................................................     36,000
                     Transfer agent fees -- Class B .................................................     25,510
                     Account maintenance fees -- Class D ............................................     24,994
                     Transfer agent fees -- Class A .................................................     19,922
                     Transfer agent fees -- Class D .................................................     19,693
                     Custodian fees .................................................................     19,218
                     Account maintenance and distribution fees -- Class C ...........................      6,043
                     Pricing fees ...................................................................      5,869
                     Transfer agent fees -- Class C .................................................      2,332
                     Other ..........................................................................      2,832
                                                                                                        --------
                     Total expenses .................................................................                       888,659
                                                                                                                       ------------
                     Investment income -- net .......................................................                     4,814,625
                                                                                                                       ------------
====================================================================================================================================
Realized &           Realized loss from investments -- net ..........................................                    (2,147,931)
Unrealized Gain      Change in unrealized depreciation on investments -- net ........................                     2,125,344
(Loss) on                                                                                                              ------------
Investments -- Net:  Net Increase in Net Assets Resulting from Operations ...........................                  $  4,792,038
                                                                                                                       ============
====================================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

Statements of Changes in Net Assets

                                                                                                               For the Year
                                                                                                             Ended October 31,
                                                                                                       ----------------------------
Increase (Decrease) in Net Assets:                                                                         2000            1999
====================================================================================================================================
Operations:          Investment income -- net.....................................................    $  4,814,625   $   5,261,721
                     Realized loss on investments -- net..........................................      (2,147,931)     (3,589,967)
                     Change in unrealized appreciation/depreciation on investments -- net.........       2,125,344      (3,855,665)
                                                                                                      ------------   -------------
                     Net increase (decrease) in net assets resulting from operations..............       4,792,038      (2,183,911)
                                                                                                      ------------   -------------
====================================================================================================================================
Dividends to         Investment income -- net:
Shareholders:           Class A .................................................................       (1,571,664)     (1,082,025)
                        Class B..................................................................       (1,562,559)     (2,184,370)
                        Class C..................................................................         (143,997)       (258,444)
                        Class D..................................................................       (1,536,405)     (1,736,882)
                                                                                                      ------------   -------------
                     Net decrease in net assets resulting from dividends to shareholders.........       (4,814,625)     (5,261,721)
                                                                                                      ------------   -------------
====================================================================================================================================
Beneficial Interest  Net increase (decrease) in net assets derived from beneficial
Transactions:        interest transactions ......................................................      (16,558,962)     19,391,054
                                                                                                      ------------   -------------
====================================================================================================================================
Net Assets:          Total increase (decrease) in net assets.....................................      (16,581,549)     11,945,422
                     Beginning of year...........................................................       92,907,008      80,961,586
                                                                                                      ------------   -------------
                     End of year.................................................................     $ 76,325,459    $ 92,907,008
                                                                                                      ============    ============
====================================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

Financial Highlights

                                                                                                 Class A
                                                                       -------------------------------------------------------------
                                                                                                                        For the
                                                                                                                         Period
The following per share data and ratios have been derived                                                               Feb. 18,
from information provided in the financial statements.                        For the Year Ended October 31,            1997+ to
                                                                       -------------------------------------------       Oct. 31,
Increase (Decrease) in Net Asset Value:                                   2000            1999            1998            1997
====================================================================================================================================
Per Share          Net asset value, beginning of period .............  $     9.39      $    10.11      $     9.74      $     9.66
Operating                                                              ----------      ----------      ----------      ----------
Performance:       Investment income -- net .........................         .58             .55             .59             .39
                   Realized and unrealized gain (loss)
                   on investments -- net ............................         .03            (.72)            .37             .08
                                                                       ----------      ----------      ----------      ----------
                   Total from investment operations .................         .61            (.17)            .96             .47
                                                                       ----------      ----------      ----------      ----------
                   Less dividends from investment income -- net .....        (.58)           (.55)           (.59)           (.39)
                                                                       ----------      ----------      ----------      ----------
                   Net asset value, end of period ...................  $     9.42      $     9.39      $    10.11      $     9.74
                                                                       ==========      ==========      ==========      ==========
====================================================================================================================================
Total Investment   Based on net asset value per share ...............        6.77%          (1.74%)         10.23%           5.04%++
Return:**                                                              ==========      ==========      ==========      ==========
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement ...................         .90%            .75%            .76%           1.12%*
Net Assets:                                                            ==========      ==========      ==========      ==========
                   Expenses .........................................         .90%            .78%           1.09%           2.08%*
                                                                       ==========      ==========      ==========      ==========
                   Investment income -- net .........................        6.24%           5.60%           5.99%           5.95%*
                                                                       ==========      ==========      ==========      ==========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .........  $   25,679      $   24,019      $    1,905      $      425
Data:                                                                  ==========      ==========      ==========      ==========
                   Portfolio turnover ...............................      157.00%         191.16%         108.06%         201.55%
                                                                       ==========      ==========      ==========      ==========
====================================================================================================================================

            *     Annualized.
            **    Total investment returns exclude the effects of sales charges.
            +     Commencement of operations.
            ++    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

Financial Highlights (continued)

                                                                                                 Class B
                                                                       -------------------------------------------------------------
                                                                                                                        For the
                                                                                                                         Period
The following per share data and ratios have been derived                                                               Feb. 18,
from information provided in the financial statements.                        For the Year Ended October 31,            1997+ to
                                                                       -------------------------------------------       Oct. 31,
Increase (Decrease) in Net Asset Value:                                   2000            1999            1998            1997
====================================================================================================================================
Per Share          Net asset value, beginning of period ............   $     9.39      $    10.11      $     9.74      $     9.66
Operating                                                              ----------      ----------      ----------      ----------
Performance:       Investment income -- net ........................          .54             .50             .54             .37
                   Realized and unrealized gain (loss) on
                   investments -- net ..............................          .03            (.72)            .37             .08
                                                                       ----------      ----------      ----------      ----------
                   Total from investment operations ................          .57            (.22)            .91             .45
                                                                       ----------      ----------      ----------      ----------
                   Less dividends from investment income -- net ....         (.54)           (.50)           (.54)           (.37)
                                                                       ----------      ----------      ----------      ----------
                   Net asset value, end of period ..................   $     9.42      $     9.39      $    10.11      $     9.74
                                                                       ==========      ==========      ==========      ==========
====================================================================================================================================
Total Investment   Based on net asset value per share ..............         6.23%          (2.24%)          9.68%           4.81%++
Return:**                                                              ==========      ==========      ==========      ==========
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement ..................         1.41%           1.20%           1.23%           1.39%*
Net Assets:                                                            ==========      ==========      ==========      ==========
                   Expenses ........................................         1.41%           1.28%           1.54%           2.42%*
                                                                       ==========      ==========      ==========      ==========
                   Investment income -- net ........................         5.70%           5.13%           5.34%           5.69%*
                                                                       ==========      ==========      ==========      ==========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........   $   24,382      $   36,334      $   39,975      $      829
Data:                                                                  ==========      ==========      ==========      ==========
                   Portfolio turnover ..............................       157.00%         191.16%         108.06%         201.55%
                                                                       ==========      ==========      ==========      ==========
====================================================================================================================================

            *     Annualized.
            **    Total investment returns exclude the effects of sales charges.
            +     Commencement of operations.
            ++    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

Financial Highlights (continued)

                                                                                                 Class C
                                                                       -------------------------------------------------------------
                                                                                                                        For the
                                                                                                                         Period
The following per share data and ratios have been derived                                                               Feb. 18,
from information provided in the financial statements.                        For the Year Ended October 31,            1997+ to
                                                                       -------------------------------------------       Oct. 31,
Increase (Decrease) in Net Asset Value:                                   2000            1999            1998            1997
====================================================================================================================================
Per Share          Net asset value, beginning of period ............   $    9.39        $   10.11      $    9.73       $    9.66
Operating                                                              ---------        ---------      ---------       ---------
Performance:       Investment income -- net ........................         .56              .52            .57             .36
                   Realized and unrealized gain (loss) on
                   investments -- net ..............................         .02             (.72)           .38             .07
                                                                       ---------        ---------      ---------       ---------
                   Total from investment operations ................         .58             (.20)           .95             .43
                                                                       ---------        ---------      ---------       ---------
                   Less dividends from investment income -- net ....        (.56)            (.52)          (.57)           (.36)
                                                                       ---------        ---------      ---------       ---------
                   Net asset value, end of period ..................   $    9.41        $    9.39      $   10.11       $    9.73
                                                                       =========        =========      =========       =========
====================================================================================================================================
Total Investment   Based on net asset value per share ..............        6.38%           (2.00%)        10.05%           4.57%++
Return:**                                                              =========        =========      =========       =========
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement ..................        1.16%             .94%           .95%           1.47%*
Net Assets:                                                            =========        =========      =========       =========
                   Expenses ........................................        1.16%            1.03%          1.26%           2.64%*
                                                                       =========        =========      =========       =========
                   Investment income -- net ........................        5.94%            5.37%          5.54%           5.55%*
                                                                       =========        =========      =========       =========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........   $   2,066        $   3,397      $   4,674       $      47
Data:                                                                  =========        =========      =========       =========
                   Portfolio turnover ..............................      157.00%          191.16%        108.06%         201.55%
                                                                       =========        =========      =========       =========
====================================================================================================================================

            *     Annualized.
            **    Total investment returns exclude the effects of sales charges.
            +     Commencement of operations.
            ++    Aggregate total investment return.

                  See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                 Class D
The following per share data and ratios have been derived              -------------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended October 31,
                                                                       -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                2000         1999          1998         1997         1996
====================================================================================================================================
Per Share          Net asset value, beginning of year ............  $     9.39   $    10.11    $     9.74   $     9.68   $     9.82
Operating                                                           ----------   ----------    ----------   ----------   ----------
Performance:       Investment income -- net ......................         .58          .54           .58          .55          .61
                   Realized and unrealized gain (loss) on
                   investments -- net ............................         .03         (.72)          .37          .06         (.14)
                                                                    ----------   ----------    ----------   ----------   ----------
                   Total from investment operations ..............         .61         (.18)          .95          .61          .47
                                                                    ----------   ----------    ----------   ----------   ----------
                   Less dividends from investment income -- net ..        (.58)        (.54)         (.58)        (.55)        (.61)
                                                                    ----------   ----------    ----------   ----------   ----------
                   Net asset value, end of year ..................  $     9.42   $     9.39    $    10.11   $     9.74   $     9.68
                                                                    ==========   ==========    ==========   ==========   ==========
====================================================================================================================================
Total Investment   Based on net asset value per share ............        6.67%       (1.83%)       10.12%        6.60%        4.87%
Return:*                                                            ==========   ==========    ==========   ==========   ==========
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement ................         .99%         .79%          .89%        1.25%         .97%
Net Assets:                                                         ==========   ==========    ==========   ==========   ==========
                   Expenses ......................................         .99%         .87%         1.22%        1.69%         .97%
                                                                    ==========   ==========    ==========   ==========   ==========
                   Investment income -- net ......................        6.13%        5.55%         5.94%        5.71%        6.19%
                                                                    ==========   ==========    ==========   ==========   ==========
====================================================================================================================================
Supplemental       Net assets, end of year (in thousands) ........  $   24,198   $   29,157    $   34,408   $   28,805   $   47,281
Data:                                                               ==========   ==========    ==========   ==========   ==========
                   Portfolio turnover ............................      157.00%      191.16%       108.06%      201.55%       51.44%
                                                                    ==========   ==========    ==========   ==========   ==========
====================================================================================================================================

            *     Total investment returns exclude the effects of sales charges.

                  See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Intermediate Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities traded in the over-the-counter markets are valued at the last available bid price or yield equivalent as obtained from dealers who make a market in the securities. US Government securities and securities issued by Federal agencies are traded in the over-the-counter market. Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Repurchase agreements -- The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount and premium) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .40% of the average daily net assets of the Fund.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The Distributor voluntarily did not collect any Class C distribution fees for the year ended October 31, 2000. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                  Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B.......................................         .25%             .25%
Class C.......................................         .25%             .25%
Class D.......................................         .10%              --
--------------------------------------------------------------------------------

This fee is to compensate FAMD for the services it provides and the expenses borne by FAMD under the Distribution Agreement. As authorized by the Distribution Plans, FAMD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such services relate to the sale, promotion, and marketing of the shares of the Fund.

For the year ended October 31, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                             FAMD        MLPF&S
--------------------------------------------------------------------------------
Class D.......................................               $123        $1,409
--------------------------------------------------------------------------------

For the year ended October 31, 2000, MLPF&S received a contingent deferred sales charge of $92,717 relating to transactions in Class B Shares. Furthermore, MLPF&S received a contingent deferred sales charge of $932 relating to transactions subject to front-end sales charge waivers in Class D Shares.

For the year ended October 31, 2000, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $3,526 for security price quotations to compute the net asset value of the Fund.

Accounting services are provided to the Fund by MLIM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2000 were $119,541,099 and $134,107,022, respectively.

Net realized losses for the year ended October 31, 2000 and net unrealized losses as of October 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                Realized             Unrealized
                                                 Losses                Losses
--------------------------------------------------------------------------------
Long-term investments......................   $(2,147,931)          $  (199,152)
                                              -----------           -----------
Total......................................   $(2,147,931)          $  (199,152)
                                              ===========           ===========
--------------------------------------------------------------------------------

As of October 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $199,152, of which $969,968 related to appreciated securities and $1,169,120 related to depreciated securities. The aggregate cost of investments at October 31, 2000 for Federal income tax purposes was $75,686,966.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(16,558,962) and $19,391,054 for the years ended October 31, 2000 and October 31, 1999, respectively.

Transactions in shares of beneficial interest were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended October 31, 2000                               Shares            Amount
--------------------------------------------------------------------------------
Shares sold......................................    802,490       $  7,435,587
Shares issued to shareholders
in reinvestment of dividends ....................      2,024             18,772
                                                     -------       ------------
Total issued.....................................    804,514          7,454,359
Shares redeemed..................................   (635,539)        (5,901,913)
                                                     -------       ------------
Net increase.....................................    168,975       $  1,552,446
                                                     =======       ============
--------------------------------------------------------------------------------

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,179,248        $ 31,448,003
Shares issued to shareholders
in reinvestment of dividends ...........              3,582              35,009
                                                -----------        ------------
Total issued ...........................          3,182,830          31,483,012
Shares redeemed ........................           (813,850)         (7,882,084)
                                                -----------        ------------
Net increase ...........................          2,368,980        $ 23,600,928
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 2000                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,028,385        $  9,565,170
Shares issued to shareholders
in reinvestment of dividends ...........            104,273             967,741
                                                -----------        ------------
Total issued ...........................          1,132,658          10,532,911
Automatic conversion of shares .........            (12,689)           (117,849)
Shares redeemed ........................         (2,400,080)        (22,256,179)
                                                -----------        ------------
Net decrease ...........................         (1,280,111)       $(11,841,117)
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,402,534        $ 33,446,305
Shares issued to shareholders
in reinvestment of dividends ...........            161,940           1,570,347
                                                -----------        ------------
Total issued ...........................          3,564,474          35,016,652
Automatic conversion of shares .........             (5,819)            (56,863)
Shares redeemed ........................         (3,643,283)        (35,350,910)
                                                -----------        ------------
Net decrease ...........................            (84,628)       $   (391,121)
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 2000                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        177,641          $ 1,647,295
Shares issued to shareholders
in reinvestment of dividends .............          8,887               82,341
                                               ----------          -----------
Total issued .............................        186,528            1,729,636
Shares redeemed ..........................       (328,988)          (3,045,669)
                                               ----------          -----------
Net decrease .............................       (142,460)         $(1,316,033)
                                               ==========          ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        397,138          $ 3,927,429
Shares issued to shareholders
in reinvestment of dividends .............         20,756              201,605
                                               ----------          -----------
Total issued .............................        417,894            4,129,034
Shares redeemed ..........................       (518,524)          (5,044,390)
                                               ----------          -----------
Net decrease .............................       (100,630)         $  (915,356)
                                               ==========          ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended October 31, 2000                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         294,551        $ 2,753,804
Automatic conversion of shares ...........          12,690            117,849
Shares issued to shareholders
in reinvestment of dividends .............         108,740          1,009,092
                                                ----------        -----------
Total issued .............................         415,981          3,880,745
Shares redeemed ..........................        (951,499)        (8,835,003)
                                                ----------        -----------
Net decrease .............................        (535,518)       $(4,954,258)
                                                ==========        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended October 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,214,984        $ 11,854,285
Automatic conversion of shares .........              5,819              56,863
Shares issued to shareholders
in reinvestment of dividends ...........            127,926           1,239,339
                                                 ----------        ------------
Total issued ...........................          1,348,729          13,150,487
Shares redeemed ........................         (1,647,035)        (16,053,884)
                                                 ----------        ------------
Net decrease ...........................           (298,306)       $ (2,903,397)
                                                 ==========        ============
--------------------------------------------------------------------------------

5. Loaned Securities:

At October 31, 2000, the Fund held US Treasury Notes and Bonds having an aggregate value of approximately $2,741,000 as collateral for portfolio securities loaned having a market value of approximately $2,592,000.

6. Capital Loss Carryforward:

At October 31, 2000, the Fund had a net capital loss carryforward of approximately $12,863,000, of which $3,224,000 expires in 2002, $1,996,000 expires in 2003, $977,000 expires in 2004, $878,000 expires in 2005, $3,640,000 expires in 2007 and $2,148,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

7. Reorganization Plan:

On November 21, 2000, the Fund's Shareholders approved a plan of reorganization, whereby Merrill Lynch Short-Term U.S. Government Fund, Inc. would acquire substantially all of the assets and liabilities of the Fund in exchange for newly issued shares of Merrill Lynch Short-Term U.S. Government Fund, Inc. Both Funds are registered, open-end management investment companies that have a similar investment objective and are managed by MLIM.

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Shareholders, Merrill Lynch Intermediate Government Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Intermediate Government Bond Fund as of October 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Intermediate Government Bond Fund as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
December 8, 2000

Merrill Lynch Intermediate Government Bond Fund                 October 31, 2000

IMPORTANT TAX INFORMATION (unaudited)

None of the ordinary income distributions paid monthly by Merrill Lynch Intermediate Government Bond Fund during its fiscal year ended October 31, 2000 qualify for the dividends received deduction for corporations. Additionally, there were no long-term capital gains distributions paid during the year.

Of the Fund's ordinary income distributions paid during its fiscal year ended October 31, 2000, 35.40% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Fund have been allocated on a pro-rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Intermediate Government
Bond Fund
Box 9011
Princeton, NJ
08543-9011.                                                        #IGB01--10/00

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